Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 134,508	$ 124,368
Accounts receivable, net	56,894	62,667
Inventories, net	27,887	32,226
Other current assets	21,112	17,008
Total current assets	240,401	236,269
Property, plant and equipment, net	71,414	74,869
Other assets
Prepaid pension asset	32,099	56,396
Goodwill	32,047	32,047
Indefinite-lived intangible asset	690	690
Other intangible assets, net	35,902	40,092
Deferred income taxes	43,120	38,620
Other	1,253	1,282
Total other assets	145,111	169,127
Total Assets	456,926	480,265
Current Liabilities
Accounts payable	43,343	47,052
Accrued payroll and benefits	11,283	20,822
Accrued liabilities	25,356	27,246
Total current liabilities	79,982	95,120
Long-term debt	75,000	75,000
Long-term portion of interest rate swap	380	604
Post retirement obligations	3,049	7,935
Other long-term obligations	8,726	4,877
Shareholders' Equity
Preferred stock
Common stock	299,892	297,164
Additional contributed capital	39,153	39,631
Retained earnings	380,145	358,997
Accumulated other comprehensive loss	(104,233)	(81,897)
Total shareholder's equity before treasury stock	614,957	613,895
Treasury stock	(325,168)	(317,166)
Total shareholders' equity	289,789	296,729
Total Liabilities and Shareholders' Equity	$ 456,926	$ 480,265